Document and Entity Information	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Focus Impact Acquisition Corp.
Entity Central Index Key	0001854480
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false